PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND
PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 23 of the Fund's Prospectus and in Rights of Accumulation on page 45 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND (USD $)	Class A	Class B	Class C	Class X
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum deferred sales charge (load)	1.00%	5.00%	1.00%	6.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Redemption fee	none	none	none	none
Exchange fee	none	none	none	none
Maximum account fee (accounts under $10,000)	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND	Class A	Class B	Class C	Class X
Management fees	0.70%	0.70%	0.70%	0.70%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	1.00%
+ Other expenses	0.40%	0.41%	0.40%	0.44%
= Total annual Fund operating expenses	1.40%	2.11%	2.10%	2.14%
– Fee waiver or expense reimbursement	(0.05%)	none	none	none
= Net annual Fund operating expenses	1.35%	2.11%	2.10%	2.14%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	680	964	1,269	2,133
Class B	714	961	1,234	2,176
Class C	313	658	1,129	2,431
Class X	817	1,070	1,449	2,472

If Shares Are Not Redeemed
Expense Example, No Redemption PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	680	964	1,269	2,133
Class B	214	661	1,134	2,176
Class C	213	658	1,129	2,431
Class X	217	670	1,149	2,472

° The distributor of the Fund has contractually agreed through November 30, 2014 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to November 30, 2014. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund’s Board of Trustees.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 148% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
We seek investments that will increase in value. To achieve our investment objective, we purchase stocks of large companies we believe will experience earnings growth at a rate faster than that of the Russell 1000 Index. The market capitalization within the range will vary, but as of August 31, 2013, the average market capitalization of companies included in the Russell 1000 Index was approximately $96 billion, and the market capitalization of the largest company included in the Russell 1000 Index was approximately $457 billion.

We normally invest at least 80% of the Fund’s investable assets in equity and equity-related securities of companies with market capitalizations comparable to those found in the Russell 1000 Index (measured at the time of purchase). This is a non-fundamental policy of the Fund, and it may be changed upon 60 days’ prior written notice to shareholders. The Fund may actively and frequently trade its portfolio securities.

While we make every effort to achieve the investment objective of the Fund, we can’t guarantee success.
Principal Risks of Investing in the Fund.
All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and U.S. and foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Equity Securities Risk. The price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Portfolio Turnover Risk. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Fund’s Past Performance.
The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class A Shares)[1]
[1]	These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver, the annual returns would have been lower, too. The total return of the Fund's Class A shares from January 1, 2013 to June 30, 2013 was 12.21%.

Best Quarter:		Worst Quarter:
16.14%	2nd Quarter 2003	-22.56%	4th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-12)
Average Annual Total Returns PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND		One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B shares		10.67%	1.00%	6.21%
Class C shares		14.52%	1.19%	6.20%
Class X shares		9.52%	0.62%		2.10%	Mar. 26, 2007
Class A Shares		9.91%	0.81%	6.38%
Class A Shares Return After Taxes on Distributions		9.83%	0.79%	6.12%
Class A Shares Return After Taxes on Distribution and Sale of Fund Shares		6.55%	0.69%	5.59%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)		15.26%	3.12%	7.52%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.99%	1.66%	7.10%
Lipper Large-Cap Growth Funds Average (reflects no deduction for sales charges or taxes)	[1]	15.27%	1.19%	6.68%
Lipper Large-Cap Core Funds Average (reflects no deduction for sales charges or taxes)	[1]	14.95%	0.68%	6.51%
[1]	The Fund is compared to the Lipper Large-Cap Growth Funds Performance Universe, although Lipper classifies the Fund in the Lipper Large-Cap Core Funds Performance Universe. The Lipper Large-Cap Growth Funds Performance Universe is utilized because the Fund's manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.